Cover	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Entity File Number	001-41187
Entity Registrant Name	FINGERMOTION, INC.
Entity Central Index Key	0001602409
Entity Tax Identification Number	46-4600326
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	111 Somerset Road
Entity Address, Address Line Two	Level 3
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	238164
City Area Code	(347)
Local Phone Number	349-5339
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FNGR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false